SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Apr. 30, 2026	Oct. 31, 2025
Small Equipment [Member]
Property, Plant, and Equipment [Line Items]
Useful life	3 years	3 years
Large Equipment [Member]
Property, Plant, and Equipment [Line Items]
Useful life	7 years	7 years
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Useful life	4 years	4 years